Deposits - Interest Expense on Deposits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Banking And Thrift [Abstract]
Savings deposits	$ 767	$ 467	$ 671
Time deposits	3,684	3,454	4,818
Interest-bearing demand deposits	1,507	1,416	2,869
Total	$ 5,958	$ 5,337	$ 8,358